Income Tax Expense Related to Continuing Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
United States					$ 273	$ 326	$ 267
International					5	42	67
Current income tax expense					278	368	334
Deferred
United States					27	(40)	23
International					41	(3)	(1)
Deferred income tax expense (benefit)					68	(43)	22
Income tax expense	$ 73	$ 84	$ 248	$ 280	$ 346	$ 325	$ 356